Regulatory Capital Requirements (Narrative) (Details) In Millions, unless otherwise specified	Mar. 31, 2011 Japan [Member]	Mar. 31, 2011 MUFG, BTMU and MUTB [Member]	Mar. 31, 2011 MUMSS and other securities subsidiaries in Japan and overseas [Member]	Mar. 31, 2010 As previously reported [Member] MUMMS [Member]	Mar. 31, 2010 As restated [Member] MUMMS [Member]	Mar. 31, 2011 MUMMS [Member] JPY (¥)	Mar. 31, 2010 MUMMS [Member] JPY (¥)	Dec. 31, 2010 United States of America, Union Bank [Member]		Dec. 31, 2009 United States of America, Union Bank [Member]
Minimum capital ratio required under the capital adequacy guidelines applicable to Japanese banking institutions with international operations conducted by foreign offices	8.00%	8.00%
Tier II capital factor, maximum percentage of general reserve for credit losses out of risk-weighted assets	1.25%
Tier II capital factor, percentage of the unrealized gains on investment securities available for sale	45.00%
Tier II capital factor, percentage of the land revaluation excess	45.00%
Tier II capital factor, maximum percentage of the balance of perpetual subordinated debt and the balance of subordinated term debt with an original maturity of over five years subject to some limitations, out of Tier I capital	50.00%
Minimum percentage of capital base that must be maintained in the form of Tier I Capital	50.00%
Minimum capital ratio required under the capital adequacy guidelines applicable to Japanese banking institutions without international operations conducted by foreign offices	4.00%
Minimum capital ratio required by financial instruments firm to maintain under the Financial Instruments and Exchange Law and related ordinance			120.00%
Minimum capital ratio required by financial instruments firm which calls for regulatory reporting			140.00%
Minimum capital ratio required by financial instruments firm which may lead to a suspension of all or part of the business for a period of time and cancellation of a registration			100.00%
Amount of capital accounts less certain fixed assets						¥ 250,421	¥ 505,693
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operations risks				342.90%	348.00%	219.40%	348.00%
A minimum total risk based capital ratio to be categorized as "well capitalized"								10.00%		10.00%
Tier 1 risk-based capital ratio to be categorized as "well capitalized"								6.00%		6.00%
Tier 1 leverage ratio to be categorized as "well capitalized"								5.00%	[1]	5.00%	[1]

[1]	Excludes certain intangible assets.